Critical Accounting Judgements and Key Sources of Estimation Uncertainty (Tables)	6 Months Ended
Jun. 30, 2025
Critical Accounting Judgements and Key Sources of Estimation Uncertainty [Abstract]
Schedule of Fair Value Measurements Assets Measured at Fair Value on a Recurring Basis

The following table summarize the Company’s fair value measurements by level at June 30, 2025 for the assets measured at fair value on a recurring basis:

	Level 1	Level 2	Level 3	Total
Financial liabilities
Other financial liability	-	-	1,786,239	1,786,239